Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class A
Trading Symbol	DRDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.20%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During much of the period from March 1, 2025, to February 28, 2026, the Dearborn Partners Rising Dividend Fund’s performance underperformed that of the benchmark (S&P 500 Total Return Index)  because stocks with high momentum outperformed stocks with low momentum. Many high momentum stocks do not meet the stringent criteria for the Dearborn Partners Rising Dividend strategy.
The Fund outperformed the benchmark in two of the eleven sectors into which Standard & Poor’s divides the marketplace: Consumer Staples and Real Estate. The Fund underperformed the benchmark in the remaining sectors. During the fiscal year, 49 of the Fund’s positions increased their dividend at an average rate of 8.9%, well ahead of the average rate of inflation, as measured by the Core Consumer Price Index, of 2.43% during this fiscal year. A primary objective of our Rising Dividend strategy is to try to help investors keep ahead of the rising costs of living through above average dividend growth.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Amphenol Corp. - Class A
↑	Exxon Mobil Corp.
↑	Corteva, Inc.
↑	Atmos Energy Corp.

Top Detractors
↓	Thomson Reuters Corp.
↓	Arthur J Gallagher & Co.
↓	Automatic Data Processing, Inc.
↓	Accenture PLC - Class A
↓	Intuit, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.44	8.60	10.51
Class A (with sales charge)	-4.57	7.49	9.95
S&P 500 Total Return Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
Net Assets	$ 564,822,148
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 4,706,938
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$564,822,148
Number of Holdings	50
Net Advisory Fee	$4,706,938
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Apple, Inc.	6.2%
Casey’s General Stores, Inc.	4.4%
Microsoft Corp.	3.4%
Atmos Energy Corp.	3.2%
Corteva, Inc.	2.8%
Snap-on, Inc.	2.6%
Exxon Mobil Corp.	2.5%
Motorola Solutions, Inc.	2.5%
Stryker Corp.	2.4%
Republic Services, Inc.	2.4%

Top Sectors*	(%)
Information Technology	20.6%
Industrials	18.2%
Consumer Staples	13.2%
Financials	11.6%
Health Care	10.0%
Utilities	6.0%
Materials	5.0%
Consumer Discretionary	4.9%
Communication Services	3.8%
Cash & Other	6.7%
[1]
Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class C
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class C
Trading Symbol	DRDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.95%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During much of the period from March 1, 2025, to February 28, 2026, the Dearborn Partners Rising Dividend Fund’s performance underperformed that of the benchmark (S&P 500 Total Return Index)  because stocks with high momentum outperformed stocks with low momentum. Many high momentum stocks do not meet the stringent criteria for the Dearborn Partners Rising Dividend strategy.
The Fund outperformed the benchmark in two of the eleven sectors into which Standard & Poor’s divides the marketplace: Consumer Staples and Real Estate. The Fund underperformed the benchmark in the remaining sectors. During the fiscal year, 49 of the Fund’s positions increased their dividend at an average rate of 8.9%, well ahead of the average rate of inflation, as measured by the Core Consumer Price Index, of 2.43% during this fiscal year. A primary objective of our Rising Dividend strategy is to try to help investors keep ahead of the rising costs of living through above average dividend growth.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Amphenol Corp. - Class A
↑	Exxon Mobil Corp.
↑	Corteva, Inc.
↑	Atmos Energy Corp.

Top Detractors
↓	Thomson Reuters Corp.
↓	Arthur J Gallagher & Co.
↓	Automatic Data Processing, Inc.
↓	Accenture PLC - Class A
↓	Intuit, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	-0.29	7.79	9.68
Class C (with sales charge)	-1.26	7.79	9.68
S&P 500 Total Return Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
Net Assets	$ 564,822,148
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 4,706,938
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$564,822,148
Number of Holdings	50
Net Advisory Fee	$4,706,938
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Apple, Inc.	6.2%
Casey’s General Stores, Inc.	4.4%
Microsoft Corp.	3.4%
Atmos Energy Corp.	3.2%
Corteva, Inc.	2.8%
Snap-on, Inc.	2.6%
Exxon Mobil Corp.	2.5%
Motorola Solutions, Inc.	2.5%
Stryker Corp.	2.4%
Republic Services, Inc.	2.4%

Top Sectors*	(%)
Information Technology	20.6%
Industrials	18.2%
Consumer Staples	13.2%
Financials	11.6%
Health Care	10.0%
Utilities	6.0%
Materials	5.0%
Consumer Discretionary	4.9%
Communication Services	3.8%
Cash & Other	6.7%
[2]
Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class I
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class I
Trading Symbol	DRDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During much of the period from March 1, 2025, to February 28, 2026, the Dearborn Partners Rising Dividend Fund’s performance underperformed that of the benchmark (S&P 500 Total Return Index)  because stocks with high momentum outperformed stocks with low momentum. Many high momentum stocks do not meet the stringent criteria for the Dearborn Partners Rising Dividend strategy.
The Fund outperformed the benchmark in two of the eleven sectors into which Standard & Poor’s divides the marketplace: Consumer Staples and Real Estate. The Fund underperformed the benchmark in the remaining sectors. During the fiscal year, 49 of the Fund’s positions increased their dividend at an average rate of 8.9%, well ahead of the average rate of inflation, as measured by the Core Consumer Price Index, of 2.43% during this fiscal year. A primary objective of our Rising Dividend strategy is to try to help investors keep ahead of the rising costs of living through above average dividend growth.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Amphenol Corp. - Class A
↑	Exxon Mobil Corp.
↑	Corteva, Inc.
↑	Atmos Energy Corp.

Top Detractors
↓	Thomson Reuters Corp.
↓	Arthur J Gallagher & Co.
↓	Automatic Data Processing, Inc.
↓	Accenture PLC - Class A
↓	Intuit, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	0.70	8.87	10.78
S&P 500 Total Return Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
Net Assets	$ 564,822,148
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 4,706,938
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$564,822,148
Number of Holdings	50
Net Advisory Fee	$4,706,938
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Apple, Inc.	6.2%
Casey’s General Stores, Inc.	4.4%
Microsoft Corp.	3.4%
Atmos Energy Corp.	3.2%
Corteva, Inc.	2.8%
Snap-on, Inc.	2.6%
Exxon Mobil Corp.	2.5%
Motorola Solutions, Inc.	2.5%
Stryker Corp.	2.4%
Republic Services, Inc.	2.4%

Top Sectors*	(%)
Information Technology	20.6%
Industrials	18.2%
Consumer Staples	13.2%
Financials	11.6%
Health Care	10.0%
Utilities	6.0%
Materials	5.0%
Consumer Discretionary	4.9%
Communication Services	3.8%
Cash & Other	6.7%
[3]
Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.